CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 35,517,634	$ 5,002,554	¥ (90,414,597)	¥ (620,248,897)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation of property and equipment	6,014,868	847,176	11,843,695	18,275,703
Amortization of intangible assets	90,827,064	12,792,724	75,650,610	70,456,937
Operating lease expenses	24,187,908	3,406,796	40,033,943	46,120,215
Loss from the disposal of property and equipment	2,187,446	308,095	1,511,049	12,315
Provision (Reversal) for allowance for credit losses	11,809,161	1,663,286	(4,970,827)	2,182,083
Share of (income) loss in equity method investments	31,610,752	4,452,281	(62,395,476)	15,127,838
Impairment losses on investments	58,005,769	8,169,942	78,462,371	33,653,746
Impairment losses on other assets	12,755,822	1,796,620
Share-based compensation			66,741,438	132,139,459
Impairment of goodwill	13,966,789	1,967,181
Gain from disposal of investment in equity investee	(5,132,053)	(722,835)
Foreign exchange gain, net	(125,893)	(17,732)
Changes in operating assets and liabilities:
Accounts receivable	23,927,442	3,370,110	87,178,982	6,173,518
Prepayments	(10,364,572)	(1,459,819)	54,652,740	(28,610,593)
Other current assets	(16,200,082)	(2,281,734)	39,362,970	(139,662,715)
Other non-current assets	(52,099,252)	(7,338,026)	(32,173,299)	(5,214,782)
Amounts due from related parties	(32,868,136)	(4,629,380)	1,033,302	(28,113,868)
Accounts payable	(132,440,692)	(18,653,880)	(157,142,986)	(161,945,337)
Advances from customers	9,659,281	1,360,481	(4,224,318)	(3,434,987)
Accrued expenses and other current liabilities	(56,200,218)	(7,915,635)	(155,526,435)	74,287,172
Amounts due to related parties	(61,150,253)	(8,612,833)	(26,720,244)	69,982,877
Deferred revenue	21,246,496	2,992,506	41,543,702	(19,612,664)
Lease liabilities	(22,822,500)	(3,214,482)	(32,280,025)	(47,825,789)
Cash (used in) provided by operating activities	(47,687,219)	(6,716,604)	(67,833,405)	(586,257,769)
Cash flows from investing activities:
Proceeds on disposal of property and equipment	103,155	14,529	360,935	503,894
Purchases of property and equipment	(5,156,302)	(726,250)	(5,895,746)	(6,873,896)
Purchases of intangible assets	(11,146,423)	(1,569,941)	(18,270,215)	(115,631,314)
Purchases of short-term bank deposits	(1,778,550,000)	(250,503,528)	(2,415,288,000)	(1,736,355,000)
Purchases of long-term bank deposits	(760,000,000)	(107,043,761)	(220,000,000)	(45,000,000)
Proceeds from disposal of short-term bank deposits	2,868,625,000	404,037,381	2,104,283,000	1,840,229,000
Proceeds from disposal of long-term bank deposits	80,000,000	11,267,764
Proceeds from disposal of investments	10,309,198	1,452,020	4,333,627	151,102,000
Payments for acquisitions of equity investments			(48,141,000)	(107,103,932)
Loan to related parties			(10,000,000)
Repayment of loan from related parties	10,000,000	1,408,471
Cash (used in) provided by investing activities	414,184,628	58,336,685	(608,617,399)	(19,129,248)
Cash flows from financing activities
Return of capital to non-controlling interests	(965)	(136)
Repurchase of ordinary shares			(108,967,252)	(107,151,908)
Cash used in financing activities	(965)	(136)	(108,967,252)	(107,151,908)
Effect of foreign exchange rate changes on cash and cash equivalents	94,834,375	13,357,142	365,968,962	(112,129,959)
Net (decrease) increase in cash, cash equivalents and restricted cash	461,330,819	64,977,087	(419,449,094)	(824,668,884)
Cash, cash equivalent and restricted cash at the beginning of the year	4,047,659,499	570,100,917	4,467,108,593	5,291,777,477
Cash, cash equivalent and restricted cash at the end of the year	4,508,990,318	635,078,004	4,047,659,499	4,467,108,593
Supplemental disclosure of cash flow information:
Income tax paid	436,767	61,517	2,452,965
Supplemental disclosure on non-cash investing and financing activities:
Accrued purchases of property and equipment	13,826	1,947	¥ 1,966,037	¥ 442,148
Accrued purchases of intangible assets	¥ 45,754,717	$ 6,444,417